September 24, 2007


                             ISI STRATEGY FUND, INC.
                          MANAGED MUNICIPAL FUND, INC.
                    NORTH AMERICAN GOVERNMENT BOND FUND, INC.
                       TOTAL RETURN US TREASURY FUND, INC.

                 SUPPLEMENT TO PROSPECTUSES DATED MARCH 1, 2007

      The Prospectuses, dated March 1, 2007, of the Funds are hereby amended to reflect the following new information:

New Administrator/Transfer Agent
--------------------------------
      Effective September 24, 2007, Ultimus Fund Solutions, LLC is the new administrator and transfer agent of the Funds.

Address of Trust
----------------
      Beginning   September  24,  2007,   inquiries   concerning  the  Funds  or
shareholder accounts, and orders to purchase or redeem shares of the Funds should be addressed to:

         REGULAR MAIL                          EXPRESS/OVERNIGHT MAIL
         ISI Funds                             ISI Funds
         c/o Ultimus Fund Solutions, LLC       c/o Ultimus Fund Solutions, LLC
         P.O. Box 46707                        225 Pictoria Drive, Suite 450
         Cincinnati, Ohio 45246-0707           Cincinnati, Ohio 45246

Wire Instructions
-----------------
      For persons desiring to invest in the Trust by bank wire, your bank should use the following new wire instructions beginning September 24, 2007:

             US Bank
             ABA #042000013
             For credit to: ____________ Fund
             Account #130109605456
             For further credit to:  [shareholder's name and account #]

      For further information concerning purchases or redemptions of Fund shares, see "How to Buy Shares" and "How to Redeem Shares" in the Prospectus.